Operating Expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating Expenses
28.	Operating Expenses
Operating expenses for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020		2021		2022
Salaries and wages	￦	4,123,680	￦	4,215,810	￦	4,495,885
Depreciation		2,605,128		2,605,594		2,637,463
Depreciation of right-of-use assets		404,175		398,716		396,214
Amortization of intangible assets		624,982		603,327		622,202
Commissions		965,461		1,125,944		1,295,434
Interconnection charges		500,081		507,567		479,500
International interconnection fee		172,529		192,008		186,253
Purchase of inventories		3,681,801		3,753,792		3,656,040
Changes of inventories		257,041		20,491		(195,046)
Sales commission		2,337,127		2,343,375		2,353,909
Service cost		2,102,875		2,296,324		2,334,386
Utilities		360,797		364,373		368,348
Taxes and dues		283,197		268,651		276,962
Rent		136,355		123,246		160,848
Insurance premium		71,018		66,717		68,245
Installation fee		132,117		154,542		150,140
Advertising expenses		132,466		171,400		195,519
Research and development expenses		156,940		168,969		174,936
Card service cost		2,941,669		3,114,047		3,127,673
Loss on disposal of property and equipment		75,879		71,417		81,415
Loss on disposal of intangible assets		3,207		3,885		7,015
Loss on disposal of right-of-use assets		7,844		11,457		2,348
Direct cost of government subsidies		31,447		42,732		44,022
Loss on disposal of investments in subsidiaries		—		13,727		—
Impairment loss on property and equipment		79,775		2,115		16,094
Impairment loss on intangible assets		211,637		3,747		30,965
Donations		20,745		10,981		15,642
Other allowance for bad debts		51,333		28,066		17,551
Others		947,008		823,242		1,266,086

Total	￦	23,418,314	￦	23,506,262	￦	24,266,049

Details of salaries and wages for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020		2021		2022
Short-term employee benefits	￦	3,770,786	￦	3,837,359	￦	4,161,874
Post-employment benefits(Defined benefit plan)		239,102		236,831		225,404
Post-employment benefits(Defined contribution plan)		61,912		71,068		72,576
Share-based payment		28,604		47,415		16,799
Others		23,276		23,137		19,232

Total	￦	4,123,680	￦	4,215,810	￦	4,495,885